Property and Equipment, Net - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands		Sep. 30, 2022	Sep. 30, 2021
Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 1,923,337	$ 1,787,260
Less accumulated depreciation		(1,129,050)	(1,088,492)
Property and equipment, net		794,287	698,768
Computers, Related Equipment and Software [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross		1,267,230	1,195,787
Building and Land [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	[1]	392,110	291,262
Leasehold Improvements [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross		199,972	244,858
Furniture, Fixtures and Other [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 64,025	$ 55,353

[1]	For more details, please see also Note 2.